Accounting Policies	3 Months Ended
Jun. 30, 2011
Accounting Policies
Business Description and Basis of Presentation [Text Block]

1.         BASIS OF PRESENTATION

The interim condensed consolidated financial information presented in the accompanying condensed consolidated financial statements and notes hereto is unaudited.

Competitive Technologies, Inc. ("CTTC") and its majority-owned subsidiary, Vector Vision, Inc. ("VVI"), (collectively, "we" or "us") provide patent and technology licensing and commercialization services throughout the world, with concentrations in the U.S., Europe and Asia, with respect to a broad range of life and physical sciences, electronics, and nanotechnologies originally invented by individuals, corporations and universities.

On November 15, 2010, the Board of Directors of CTTC approved a fiscal year-end change from July 31 to December 31, in order to align its fiscal periods with the calendar year.  We filed a Transitional Report on Form 10-Q for the two and five months ended December 31, 2010, and began a new fiscal year on January 1, 2011.  CTTC will subsequently file its quarterly and annual reports for the new fiscal years ending December 31.  CTTC’s annual report on Form 10-K for the fiscal year ending December 31, 2011 will include separate audited financial statements for the five-month transitional period.

During the transitional period ended December 31, 2010, the Company dissolved its wholly owned subsidiary, CTT Trading Company, LLC and absorbed all of its functions.  These consolidated financial statements include the accounts of CTTC and VVI.  Inter-company accounts and transactions have been eliminated in consolidation.

We believe we made all adjustments necessary, consisting only of normal recurring adjustments, to present the unaudited condensed consolidated financial statements in conformity with accounting principles generally accepted in the U.S.  The results for the three and six months ended June 30, 2011 are not necessarily indicative of the results that can be expected for the next full fiscal year ending December 31, 2011.

The interim unaudited condensed consolidated financial statements and notes thereto, should be read in conjunction with our Annual Report on Form 10-K for the year ended July 31, 2010, filed with the Securities and Exchange Commission ("SEC") on October 27, 2010.

During the six months ended June 30, 2011, and the five month transition period ended December 31, 2010, we had a significant concentration of revenues from our Calmare(R) pain therapy medical device; 99% of gross revenue in the six months ended June 30, 2011 and 94% of gross revenue in the five months ended December 31, 2010 were attributed to sales and rentals of Calmare(R) devices.  We continue to expand our sales activities for the Calmare(R) device and expect the majority of our revenues to come from this technology for at least the next two fiscal years.  However, we continue to seek revenue from new or existing technologies or products to mitigate the concentration of revenues, and replace revenues from expiring licenses and patents on other technologies.

The Company incurred an operating loss this quarter, having produced marginal net income in the prior quarter, after having incurred operating losses each quarter since fiscal 2006.  The Company has taken steps to significantly reduce its operating expenses going forward and expects revenue from sales of Calmare(R)  medical devices to grow.  During the five month transitional period ended December 31, 2010; the Company undertook a major reduction of its operating expenses through staff reductions and reduced office space costs.  The reduction continued to be implemented into the quarter ended June 30, 2011.  However, even at the reduced spending levels, should the anticipated increase in revenue from sales of Calmare(R)  devices not occur the Company may not have sufficient cash flow to fund operating expenses beyond the fourth quarter of calendar 2011.  These conditions raise substantial doubt about the Company’s ability to continue as a going concern.  The financial statements do not include adjustments to reflect the possible future effect of the recoverability and classification of assets or amounts and classifications of liabilities that may result from the outcome of this uncertainty.

The Company's continuation as a going concern is dependent upon its developing recurring revenue streams sufficient to cover operating costs.  The company does not have any significant individual cash or capital requirements in the budget going forward.  If necessary, CTTC will meet anticipated operating cash requirements by further reducing costs, and/or pursuing sales of certain assets and technologies while we pursue licensing and distribution opportunities for our remaining portfolio of technologies.  There can be no assurance that the Company will be successful in such efforts.  Failure to develop a recurring revenue stream sufficient to cover operating expenses would negatively affect the Company’s financial position.

Our liquidity requirements arise principally from our working capital needs, including funds needed to sell our current technologies and obtain new technologies or products, and protect and enforce our intellectual property rights, if necessary.  We fund our liquidity requirements with a combination of cash on hand, cash flows from operations, if any, including royalty legal awards, short term borrowing, and sales of common stock.  At June 30, 2011, we had no outstanding long-term debt, and no credit facility.

Sales of our Calmare(R) pain therapy medical device continue to be the major source of revenue for the Company.  The Company acquired the exclusive, worldwide rights to the "Scrambler Therapy" technology in 2007.  The Company's agreement with Giuseppe Marineo, the inventor of "Scrambler Therapy" technology, and Delta Research and Development ("Delta"), authorizes CTTC to manufacture and sell worldwide the device developed from the patented "Scrambler Therapy" technology.  The "Scrambler Therapy(TM)" technology is patented in Italy and applications for patents have been filed in the U.S. and internationally and are pending approval.  The Calmare(R) device has CE Mark certification from the European Union as well as U.S. FDA 510(k) clearance.

The agreement with Professor Marineo and Delta enabled the Company to establish an agreement with GEOMC Co., Ltd. ("GEOMC", formerly Daeyang E & C Co., Ltd.) of Seoul, South Korea, to manufacture the Calmare(R) pain therapy medical device, based on Prof. Marineo's "Scrambler Therapy(TM)" technology.  The GEOMC agreement is for a period of ten (10) years and outlines each company's specific financial obligations.

The Company has entered into a number of international distribution agreements, at one time covering nearly 40 countries.  The Company conducted a review of its distribution partners during the five-month period ending December 31, 2010, leading to the termination of CTTC's agreement with Life Epistéme Group, srl ("LEG").  LEG had the distribution rights in 34 countries, but had not met its minimum obligations to CTTC, and the Company had no indication that LEG would meet its commitments in the foreseeable future.

Following the Company's termination of the LEG distribution agreement, the Company took possession of 55 Calmare(R) devices which LEG had purchased in fiscal 2010 but had not paid for. The receivable associated with the fiscal 2010 sales was written off as uncollectible and those 55 devices were brought into the Company’s inventory at cost.  Further review of the Company's receivables found several other small receivables, which were deemed uncollectible and were also cancelled and included as a bad debt expense in the transitional period ended December 31, 2010.  Lastly, the Company reversed previously accrued commissions associated with a cancelled consulting contract relating to the sales of these devices.

Following the Company's termination of the LEG distribution agreement, the Company also revoked LEG's distribution rights in all 34 countries previously assigned to LEG.  LEG has no further right to sell or distribute Calmare(R) devices in any location.  During the six months ended June 30, 2011, CTTC contracted a new Managing Director for International Business Development, to take more active control of its international sales.  Through this new consultant, CTTC has several international distribution agreements in various stages of negotiation.

During the quarter ended March 31, 2011, CTTC negotiated a new distribution agreement with Life Episteme Italia ("LEI") for the countries of Italy and Malta.  As a part of that agreement, LEI purchased 53 of the 55 devices CTTC had taken back into inventory from LEG.  Payments for those sales were to be made in accordance with the schedule incorporated into the agreement, with the final payment to be made in the second quarter of CTTC's 2011 fiscal year, but not later than June 30, 2011.  All payments from LEI have been received, with the exception of payment for four (4) devices which were found to have been damaged in shipment and are being replaced.  Payment for those devices will be completed upon LEI's receipt of the replacement devices, which were shipped to LEI and are awaiting customs clearance.  In addition to the purchase of the 53 devices previously described, the distribution agreement with LEI contained quarterly and annual marketing and sales requirements which LEI must meet in order to retain continued exclusivity within LEI's territory.

In 2010, the Company became its own distributor in the U.S, contracting with over 20 commissioned sales representatives.  Over the past 18 months, the Company entered into several sales agreements for the Calmare(R) device. Additional U.S. sales agreements were finalized during the six months ended June 30, 2011.  Sales to these physicians and medical practices and to others with whom the Company had existing sales agreements are generating revenue for the Company.

            Prior to 2011, we earned revenue in three ways, retained royalties from licensing our clients' and our own technologies to our customer licensees, product sales fees in a business model that allows us to share in the profits of distribution of finished products, and sales of inventory.  We recorded revenue when the terms of the sales arrangement were accepted by all parties, including a fee that was fixed or determinable, delivery had occurred and our customer had taken title, and collectability was reasonably assured.

            Prior to 2011, the Company accounted for revenue from device sales in two ways, depending on the nature of the sale.

- Sale of inventory shipped directly from the manufacturer in Korea

The Company recorded revenue net because the manufacturer, GEOMC, was responsible for maintaining control of the inventory, shipping the device(s), had inventory credit risk and we earned a fixed amount.

- Sale of inventory located in the United States - The Company recorded gross revenue, because it was responsible for the inventory and for shipping the device(s).

            Beginning in 2011, we earn revenue in two ways, retained royalties from licensing our clients' and our own technologies to our customer licensees and sales of finished products.  We record revenue when the terms of the sales arrangement are accepted by all parties including a fee that is fixed and determinable, delivery has occurred and our customer has taken title, and collectability is reasonably assured.

            In 2011 the Company took greater control of the sales process, worldwide.  We are the primary obligor, responsible for delivering devices as well as training our customer in the proper use of the device.  We deal directly with customers, setting pricing and providing training; work directly with the inventor of the technology to develop specifications and any changes thereto and to select and contract with manufacturing partners; and retain significant credit risk for amounts billed to customers.  Therefore, all product sales are now recorded following a gross revenue methodology.